SHARE CAPITAL - Disclosure of number and weighted average exercise prices of share options (Details)				1 Months Ended					12 Months Ended
	Dec. 15, 2020 Share	Oct. 05, 2020 Share	Jan. 11, 2019 CAD ($) Share $ / shares	Sep. 22, 2020 Share	Mar. 16, 2020 Share	Dec. 17, 2019 Share	Sep. 16, 2019 Share	Jan. 16, 2019 Share $ / shares	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 $ / shares	Dec. 31, 2020 Share	Dec. 31, 2019 Share $ / shares
SHARE CAPITAL [Abstract]
Outstanding at the beginning of year | Share			2,767,400					2,767,400			4,373,300	2,767,400
Granted | Share	290,729	40,000	80,000	40,000	80,000	1,425,900	100,000	50,000			450,729	1,655,900
Forfeited/Expired			(40,000)						(8,000)		(8,000)	(50,000)
Outstanding at the end of year | Share											4,816,029	4,373,300
Weighted Average Exercise Price, beginning of year			$ 2.38					$ 2.38		$ 2.55		$ 2.38
Weighted Average Exercise Price, Granted										4.18		2.85
Weighted Average Exercise Price, Forfeited/Expired										2.88		2.38
Weighted Average Exercise Price, end of year										$ 2.70		$ 2.55